Shareholder Fees - Share class	Dec. 31, 2023 USD ($)
Capital Group International Bond ETF (USD-Hedged)
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Capital Group Municipal High-Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Capital Group Ultra Short Income ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0